DISTRIBUTION EXPENSES (Schedule of Distribution Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of distribution expenses [Abstract]
Royalties (partners)	$ 10,608	$ 53,079	$ 0
Third-party games	47,806	15,831	0
Processing fees	12,463	10,254	4,341
Gaming duties net of partners share (which offset the royalties expenses mentioned above)	5,379	4,913	0
Third party technological support	7,023	4,711	0
Labor and related	8,994	4,694	1,502
Call center	630	734	992
Other	3,594	3,363	3,054
Total	$ 96,497	$ 97,579	$ 9,889